Everlake Life Insurance Company

Everlake Financial Advisors Separate Account I

Supplement dated December 31, 2022
To
Prospectus dated April 29, 2019, as supplemented

RETIREMENT ACCESS VARIABLE ANNUITY B SERIES (“B SERIES”)
RETIREMENT ACCESS VARIABLE ANNUITY L SERIES (“L SERIES”)
RETIREMENT ACCESS VARIABLE ANNUITY X SERIES (“X SERIES”)

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and Statement of Additional Information. If you would like another copy of the current Prospectus, please contact us at 1-866-695-2647.
This Supplement describes changes to the variable investment options available in your Annuity.
AST Bond Portfolio 2022
Effective on or about December 31, 2022, the AST Bond Portfolio 2022 will be closed and liquidated and, as a result, all references to the AST Bond Portfolio 2022 will be deleted from the Prospectus.
AST Portfolio Addition
AST Bond Portfolio 2034 (the “Portfolio”). Effective on or about January 3, 2023, a variable investment option that invests in this Portfolio will be added to your Annuity. Please note, however, that the investment option is not available for the allocation of Purchase Payments or for transfers – either incoming or outgoing. This Portfolio is available only with certain optional living benefits. The inside front cover of the Prospectus is hereby amended to include the name of this new Portfolio under “Investment Options”.
In conjunction with the changes described above, the table captioned “Underlying Portfolio Annual Expenses” in the “Summary of Contract Fees and Charges” section of the Prospectus is revised to add the following information:

UNDERLYING PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Bond Portfolio 2034*,[1]	0.47%	0.05% [2]	0.25%	0.00%	0.00%	0.03%	0.80%	0.02%	0.78%
1     The Portfolio will commence operations on or about January 3, 2023.
2    Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal period ending December 31, 2022.
* See notes immediately below for important information about this portfolio.

AST Bond Portfolio 2034
The Portfolio’s Manager has contractually agreed to waive 0.02% of its management fee through June 30, 2024. The Manager has also contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses (exclusive, in all cases of, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.910% of the Portfolio's average daily net assets through June 30, 2024. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

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In the “Investment Options” section of the Prospectus, we add the following summary description for the Portfolio to the table below as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Bond Portfolio 2034	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE
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Everlake Life Insurance Company

Everlake Financial Advisors Separate Account I

Supplement dated December 22, 2022
To
Prospectus dated April 29, 2019, as supplemented

RETIREMENT ACCESS VARIABLE ANNUITY B SERIES (“B SERIES”)
RETIREMENT ACCESS VARIABLE ANNUITY L SERIES (“L SERIES”)
RETIREMENT ACCESS VARIABLE ANNUITY X SERIES (“X SERIES”)

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and Statement of Additional Information. If you would like another copy of the current Prospectus, please contact us at 1-866-778-2888.
This Supplement describes changes to the variable investment options available in your Annuity.
Portfolios Mergers:
Subject to shareholder approval, the following Target Portfolios will be merged into the following Acquiring Portfolios on or about the effective dates (the “Effective Dates”), as noted below. As of the Effective Date, all references to the Target Portfolios will be replaced with the corresponding Acquiring Portfolio, respectively.

Effective Dates	Target Portfolios	Acquiring Portfolios
January 23, 2023	AST Cohen & Steers Global Realty Portfolio	AST Cohen & Steers Realty Portfolio
January 23, 2023	AST BlackRock Global Strategies Portfolio	AST J.P. Morgan Tactical Preservation Portfolio
February 27, 2023	AST MFS Growth Allocation Portfolio	AST Capital Growth Asset Allocation Portfolio
February 27, 2023	AST Wellington Management Hedged Equity Portfolio	AST Prudential Growth Allocation Portfolio
March 13, 2023	AST Western Asset Emerging Markets Debt Portfolio	AST Global Bond Portfolio
March 13, 2023	AST International Value Portfolio AST J.P. Morgan International Equity Portfolio	AST International Equity Portfolio (formerly AST International Growth Portfolio)
For each of the mergers listed above, on the Effective Date, the Target Portfolio will no longer be available under your annuity contract, and any Account Value allocated to the Sub-account investing in each of the Target Portfolios will be transferred to the Sub-account investing in the corresponding Acquiring Portfolio, as noted above. Your Account Value in the units of the Sub-account investing in the Acquiring Portfolio will be equal to your Account Value of the units of the Sub-account invested in the Target Portfolio immediately prior to the merger.
Please note that you may transfer Account Value out of your Target Portfolio into an investment option available under your Annuity contract any time prior to the Effective Date. Transfers occurring within 60 days prior to the Effective Date of each merger will be free of charge and will not count as one of your annual free transfers under your Annuity contract. Also, for a period of 60 days after the Effective Date of each merger, any Account Value that was transferred to your Acquiring Portfolio as a result of the merger can be transferred into an investment option available under your Annuity contract free of charge and will not count as one of your annual free transfers. It is important to note that any investment option into which you make your transfer will be subject to the transfer limitations described in your Prospectus. Please refer to your Prospectus for detailed information about investment options.
After the Effective Dates shown above, the Target Portfolios will no longer exist and, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates a Target Portfolio will be deemed an instruction for the corresponding Acquiring Portfolio. This includes, but is not limited to, Systematic Withdrawals and Dollar Cost Averaging.

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AST International Growth Portfolio - Portfolio Name Change and Subadviser Changes:
Contingent on shareholder approval of the mergers listed above, effective on or about March 13, 2023 (the "Effective Date") all references to AST International Growth Portfolio will be changed to AST International Equity Portfolio.

Current Portfolio Name	New Portfolio Name
AST International Growth Portfolio	AST International Equity Portfolio
Additionally, on the Effective Date, Neuberger Berman Investment Advisers LLC and William Blair Investment Management, LLC will be replaced with J.P. Morgan Investment Management Inc., LSV Asset Management, Massachusetts Financial Services Company, and PGIM Quantitative Solutions LLC as subadvisers to the Portfolio.
AST Academic Strategies Asset Allocation Portfolio - Subadviser Change:
Effective December 12, 2022, First Quadrant, LLC was replaced with Systematica Investments Limited.

You may wish to consult with your financial professional to determine if your existing allocation instructions should be changed before or after the Effective Date.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE
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